Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Other Borrowings [Abstract]
Schedule of Other Borrowings by Type [Table Text Block]
Other borrowings at December 31, 2013 and 2012 are comprised of the following:

	2013	2012
FHLB advances, including unamortized premium of $0 and $262, respectively	$2,353,000	$3,030,620
Securities sold under agreements to repurchase, including unamortized premium of $0 and $78, respectively	—	142,401
Note payable	24,000	—
	$2,377,000	$3,173,021

Schedule of Advances from Federal Home Loan Bank [Table Text Block]
Advances from the FHLB at December 31, 2013 and 2012 are as follows:

	2013	2012
Fixed-rate advances with a weighted-average interest rate of 1.60% and 2.05%, respectively	$2,353,000	$2,412,858
Convertible advances with a weighted-average fixed interest rate of 0.00% and 4.24%, respectively	—	17,000
Overnight advances with a weighted-average floating interest rate of 0.00% and 0.36%, respectively	—	600,500
	$2,353,000	$3,030,358

Schedule of Contractual Maturity Dates for Federal Home Loan Bank Advances [Table Text Block]	Contractual maturity dates for FHLB advances at December 31, 2013 are as follows:

2014	$750,000
2015	331,000
2016	190,000
2017	380,000
2018	260,000
Thereafter	442,000
$2,353,000